Concentrations, Risk and Uncertainties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Concentrations, Risk and Uncertainties (Textual)
Accounts receivable due from customers
Balances not insured by FDIC	$ 0.3